SHARE CAPITAL - Summary of Common Shares Reserves Issue (Detail)	9 Months Ended
Sep. 30, 2021 shares
Disclosure of fair value measurement of equity [abstract]
Common shares outstanding	111,127,690
Available for issuance of common shares outstanding	16,669,154
Available for issuance of common shares outstanding, Percentage	15.00%
Reserved for stock options	(5,783,290)
Reserved for RSUs	(2,253,040)
Remainder available to reserve for future grants	8,632,824